Lincoln ChoicePlus
Lincoln Life Variable Annuity
Account N Individual Variable Annuity Contract

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
P.O. Box 7866
Fort Wayne, IN 46801
www.LincolnLife.com

This prospectus describes the individual flexible premium deferred variable an-nuity contract that is issued by Lincoln National Life Insurance Company (Lin-coln Life). The contract is for use with nonqualified plans and retirement plans qualified under Section 408 of the tax code (IRAs) and Section 408A (Roth
IRA). In the future, we may offer the contract for other qualified plans. Gen-erally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death ben-efit. In the alternative, you may choose to receive a death benefit on the death of the annuitant.

The minimum initial purchase payment for the contract is:

1. $10,000 for a nonqualified plan; and

2. $2,000 for a qualified plan.

Additional purchase payments may be made to the contract and must be at least $100 per payment.

You choose whether your contract value accumulates on a variable or fixed (guaranteed) basis or both. If you put all your purchase payments into the fixed account, we guarantee your principal and a minimum interest rate. We limit transfers from the fixed side of the contract. A Market Value Adjustment
(MVA)
may be applied to any surrender or transfer from the fixed account before the expiration date of a guaranteed period.

All purchase payments for benefits on a variable basis will be placed in Lin-coln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If you put all or some of your purchase payments into one or more of the contract's variable options, you take all of the investment risk on the contract value and the retirement in-come. If the subaccounts you select make money, your contract value goes up; if they lose money, your contract value goes down. How much the contract value goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Al-so, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

The available funds are listed below:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund
  AIM V.I Growth Fund
  AIM V.I. International Equity Fund
  AIM V.I. Value Fund
Alliance Variable Products Series Fund (Class B):
  Alliance Premier Growth Portfolio
  Alliance Growth and Income Portfolio
  Alliance Growth Portfolio
  Alliance Technology Portfolio
American Funds Insurance Series (AFIS) (Class 2):
  AFIS Global Small Capitalization Fund
  AFIS Growth Fund
  AFIS International Fund
  AFIS Growth-Income Fund
Deutsche Asset Management VIT Funds:
  Deutsche VIT Equity 500 Index Fund
Delaware Group Premium Fund (Standard Class):
  Delaware Premium Growth & Income Series
  Delaware Premium High Yield Series
  Delaware Premium International Value Equity Series
  Delaware Premium Emerging Markets Series
  Delaware Premium Select Growth Series
  Delaware Premium REIT Series
  Delaware Premium Small Cap Value Series
  Delaware Premium Social Awareness Series
  Delaware Premium Trend Series
Dreyfus Variable Investment Fund (Initial Class):
  Dreyfus Variable Fund Small Cap Portfolio
Variable Insurance Products Fund (Initial Class):
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP Growth Opportunities Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
  Franklin Small Cap Fund
  Franklin Mutual Shares Securities Fund

  Templeton Growth Securities Fund (formerly Global Growth)
  Templeton International Securities Fund
Scudder Variable Series:
  Scudder SVS Small Cap Growth Portfolio

Liberty Variable Investment Trust:
  Newport Tiger Fund
Lincoln National:
  Bond Fund
  Money Market Fund
MFS(R) Variable Insurance Trust (Initial class):
  MFS Emerging Growth Series
  MFS Research Series
  MFS Total Return Series
  MFS Utilities Series

The following five investment options are no longer available for allocation for purchase payments under Contracts issued on or after February 22, 2000. However, contractowners who purchased a Contract prior to February 22, 2000 may continue to allocate purchase payments or contract value to these investment options. It is currently anticipated that during early 2002, we will close and replace these five funds. See page 15 for further information.

Delaware Group Premium Fund (Standard class):
  Delaware Premium Devon Series

Scudder Variable Series:
  Scudder SVS Government Securities Portfolio

Liberty Variable Investment Trust:
  Colonial U.S. Growth & Income Fund

OCC Accumulation Trust:
  OCC Trust Global Equity Portfolio
  OCC Trust Managed Portfolio

This Prospectus gives you information about the contract that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that are attached, and keep these pro-spectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offence.

You can obtain a Statement of Additional Information (SAI), dated the same date as this Prospectus about the contracts that has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life In-surance Company, P.O. Box 7866, Fort Wayne, Indiana 46801, or call 1-888-868-2583. The SAI and other information about Lincoln Life and Account N are also available on the SEC's web site (http:\\www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

May 1, 2001

Table of Contents

                                             Page
-------------------------------------------------
Special terms                                  3
-------------------------------------------------
Expense tables                                 4
-------------------------------------------------
Summary                                        9
-------------------------------------------------
Condensed financial information               10
-------------------------------------------------
Investment results                            14
-------------------------------------------------
Financial statements                          14
-------------------------------------------------
Lincoln National Life Insurance Company       14
-------------------------------------------------
Variable annuity account (VAA)                14
-------------------------------------------------
Investments of the variable annuity account   14
-------------------------------------------------
Charges and other deductions                  18
-------------------------------------------------
The contracts                                 20
-------------------------------------------------
Annuity payouts                               26
-------------------------------------------------


                                             Page
-------------------------------------------------
Fixed side of the contract                    28
-------------------------------------------------
Federal tax matters                           30
-------------------------------------------------
Voting rights                                 33
-------------------------------------------------
Distribution of the contracts                 34
-------------------------------------------------
Return privilege                              34
-------------------------------------------------
State regulation                              34
-------------------------------------------------
Records and reports                           34
-------------------------------------------------
Other information                             34
-------------------------------------------------
Statement of additional information
Table of contents for Lincoln Life Variable
Annuity Account N Lincoln ChoicePlus          35
-------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout the Pro-spectus).

Account or variable annuity account (VAA)--The segregated investment account, Account N, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person upon whose life the annuity benefit payments are based and made to after the annuity commencement date.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts after the annuity commencement date. See Annuity payouts.

Beneficiary--The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (e.g., decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.


Contract value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit--An amount payable to your designated beneficiary if the owner dies before the annuity commencement date. An Estate Enhancement Benefit Rider may be available.

Free amount--The amount that can be withdrawn each contract year without in-curring a surrender charge. The free amount is equal to 15% of the total Pur-chase Payments.

Income4Life Solution--An income program which combines periodic variable life-time income payments with the ability to make withdrawals during a defined pe-riod.

Lincoln Life (we, us, our)--The Lincoln National Life Insurance Company.

Purchase payments--Amounts paid into the contract.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a particular fund available under the contracts.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trad-ing.

Valuation period--The period starting at the close of trading (currently, 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of contractowner expenses:

  The maximum surrender charge (contingent deferred sales charge) as a per-centage of purchase payments surrendered/withdrawn: 7%

Account fee: $35
Transfer fee: $10

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or with-drawal. We may waive this charge in certain situations. See Charges and other deductions--Surrender charge.

A market value adjustment (MVA) may be applied to the amount being withdrawn, surrendered or transferred (except for dollar cost averaging, cross reinvest-ment and regular income under Income4Life Solution, portfolio rebalancing) from a fixed account guaranteed period amount. See Fixed side of the contract.

The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year.

The transfer charge will not be imposed on the first 12 transfers during a con-tract year. We reserve the right to charge a $10 fee for the 13th and each ad-ditional transfer during any contract year. Automatic dollar-cost averaging, portfolio rebalancing, and cross reinvestment transfers are not included as transfers for purposes of calculating the transfer fee.

--------------------------------------------------------------------------------
Account N annual expenses for Lincoln ChoicePlus subaccounts:
(as a percentage of average daily net assets)

                                      With Estate Enhancement Without
                                      Benefit Rider (EEB)     EEB
                                      ----------------------- -------
Mortality and expense risk charge              1.45%           1.25%
Administrative charge                           .15%            .15%
                                               -----           -----
Total annual charge for each Lincoln
 ChoicePlus subaccount                         1.60%           1.40%

Fund Annual expenses of the funds for the year ended December 31, 2000:
(as a percentage of each fund's average net assets):

                                                 Management                     Other               Total
                                                 Fees (after any                Expenses (after     Expenses (after
                                                 waivers/            12b-1      any waivers/        any waivers/
                                                 reimbursements) +   Fees   +   reimbursements) =   reimbursements)
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    0.61%          N/A             0.21%               0.82%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                  0.61           N/A             0.22                0.83
-------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                    0.73           N/A             0.29                1.02
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                   0.61           N/A             0.23                0.84
-------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio (class B)                   0.75           0.25%           0.08                1.08
-------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (class B)        0.63           0.25            0.06                0.94
-------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (class B)           1.00           0.25            0.05                1.30
-------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio (class B)/1/            1.00           0.25            0.08                1.33
-------------------------------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund (class 2)       0.80           0.25            0.06                1.11
-------------------------------------------------------------------------------------------------------------------
AFIS Growth Fund (class 2)                            0.36           0.25            0.02                0.63
-------------------------------------------------------------------------------------------------------------------
AFIS International Fund (class 2)                     0.54           0.25            0.05                0.84
-------------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund (class 2)                     0.34           0.25            0.01                0.60
-------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund/2/                 0.20           N/A             0.10                0.30
-------------------------------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series
 (Standard class)/3/                                  0.60           N/A             0.08                0.68
-------------------------------------------------------------------------------------------------------------------
Delaware Premium High Yield Series (Standard
 class)/3/                                            0.65           N/A             0.12                0.77
-------------------------------------------------------------------------------------------------------------------
Delaware Premium Devon Series (Standard
 class)/3/                                            0.61           N/A             0.19                0.80
-------------------------------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series
 (Standard class)/3/                                  1.07           N/A             0.43                1.50
-------------------------------------------------------------------------------------------------------------------
Delaware Premium International Value Equity
 Series (Standard class)/3/                           0.78           N/A             0.17                0.95
-------------------------------------------------------------------------------------------------------------------
Delaware Premium REIT Series (Standard                0.57           N/A             0.28                0.85
  class)/3/
-------------------------------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series (Standard       0.68           N/A             0.14                0.82
  class)/3/
-------------------------------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series
 (Standard class)/3/                                  0.71           N/A             0.14                0.85
-------------------------------------------------------------------------------------------------------------------

                                                 Management                Other               Total
                                                 Fees (after any           Expenses (after     Expenses (after
                                                 waivers/            12b-1 any waivers/        any waivers/
                                                 reimbursements) +   Fees  reimbursements) =   reimbursements)
--------------------------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series
  (Standard class)/3/                                 0.69%          N/A        0.16%               0.85%
--------------------------------------------------------------------------------------------------------------
Delaware Premium Trend Series (Standard
  class)/3/                                           0.74           N/A        0.09                0.83
--------------------------------------------------------------------------------------------------------------
Dreyfus Variable Fund Small Cap Portfolio
  (Initial class)                                     0.75           N/A        0.03                0.78
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Initial
  class)/4/                                           0.48           N/A        0.08                0.56
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Initial
  class)/4/                                           0.57           N/A        0.08                0.65
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (Initial
  class)/4/                                           0.72           N/A        0.17                0.89
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio
  (Initial class)/4/                                  0.58           N/A        0.10                0.68
--------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund (class 2)/5/,/6/              0.49           0.25       0.28                1.02
--------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund (class
  2)/5/                                               0.60           0.25       0.20                1.05
--------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (class
  2)/5/,/7/                                           0.81           0.25       0.06                1.12
--------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund (class
  2)/5/                                               0.67           0.25       0.20                1.12
--------------------------------------------------------------------------------------------------------------
Scudder SVS Small Cap Growth Portfolio/8/             0.65           N/A        0.07                0.72
--------------------------------------------------------------------------------------------------------------
Scudder SVS Government Securities Portfolio/8/        0.55           N/A        0.05                0.60
--------------------------------------------------------------------------------------------------------------
Liberty Variable Trust Colonial U.S. Growth &
  Income Fund                                         0.80           N/A        0.08                0.88
--------------------------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund             0.90           N/A        0.25                1.15
--------------------------------------------------------------------------------------------------------------
Lincoln National Bond Fund                            0.45           N/A        0.09                0.54
--------------------------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                    0.48           N/A        0.10                0.58
--------------------------------------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series
  (Initial class)/9/                                  0.75           N/A        0.10                0.85
--------------------------------------------------------------------------------------------------------------
MFS Variable Trust Research Series (Initial
  class)/9/                                           0.75           N/A        0.10                0.85
--------------------------------------------------------------------------------------------------------------
MFS Variable Trust Total Return Series (Initial
  class)/9/                                           0.75           N/A        0.15                0.90
--------------------------------------------------------------------------------------------------------------
MFS Variable Trust Utilities Series (Initial
  class)/9/                                           0.75           N/A        0.16                0.91
--------------------------------------------------------------------------------------------------------------
OCC Trust Global Equity Portfolio                     0.80           N/A        0.34                1.14
--------------------------------------------------------------------------------------------------------------
OCC Trust Managed Portfolio                           0.78           N/A        0.08                0.86
--------------------------------------------------------------------------------------------------------------

1) For the period of January 1, 2000 through April 30, 2000, the adviser waived and/or reimbursed certain expenses of the Technology Portfolio. This waiver/reimbursement is no longer in effect. With the waiver/reimbursement the Management Fees, 12b-1 Fees, Other Expenses and Total Expenses of the Technology Portfolio were 0.99%, 0.25%, 0.07%, and 1.31%, respectively.

2) Under the advisory Agreement with Deutsche Asset Management, Inc. (The "Ad-visor"), the fund will pay an advisory fee at an annual percentage of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Without the reimbursement to the Fund for the year ended 12/31/00 total expenses would have been 0.34% for the Equity 500 Index Fund.

3) Effective May 1, 2001 through October 31, 2001 Delaware Management Company ("DMC") has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent the total expenses will not exceed 0.80% for Devon, Growth and Income, High Yield; 0.85% for Trend, REIT, Se-lect Growth, Small Cap Value, Social Awareness; 0.95% for International Value Equity; 1.50% for Emerging Markets. Without such an arrangement, the total operating expenses would have been 0.84% for Devon; 0.89% for Select Growth, and Small Cap Value; 0.91% for Social Awareness; 1.02% for Interna-tional Equity; 1.03% for REIT; and 1.68% for Emerging Markets. DMC volun-tarily elected to cap its management fee for the Growth and Income Series at 0.60% indefinitely. Through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to re-duce a portion of each applicable fund's expenses. The total operating ex-penses after reimbursement were 0.81% for Select Growth.

4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's ex-penses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to re-duce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

5) The Fund's class 2-distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

6) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to reduce its fee to reflect reduced serv-ices resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an or-der of the Securities and Exchange Commission.

7) The Fund administration fee is paid indirectly through the management fee.

8) Other Expenses have been restated to exclude reorganization costs.

9) Each series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal 0.84% for Emerging Growth; 0.84% for Research; 0.89% for Total Return; and 0.90% for Utilities.

EXAMPLES
(expenses of the subaccounts and the funds)
If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                           1 year 3 years 5 years 10 years
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          $93    $120    $150     $258
------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                         93     121     151      260
------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                           95     126     160      278
------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                          93     121     151      260
------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                            98     134     174      305
------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                         94     124     156      270
------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    95     128     163      284
------------------------------------------------------------------------------------------
Alliance Technology Portfolio                                98     135     176      308
------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund                        96     129     165      287
------------------------------------------------------------------------------------------
AFIS Growth Fund                                             91     114     140      238
------------------------------------------------------------------------------------------
AFIS International Fund                                      93     121     151      260
------------------------------------------------------------------------------------------
AFIS Growth-Income Fund                                      91     113     139      235
------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                           87     104     123      203
------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series                    91     116     143      243
------------------------------------------------------------------------------------------
Delaware Premium High Yield Series                           92     119     148      252
------------------------------------------------------------------------------------------
Delaware Premium Devon Series                                93     119     149      256
------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series                    100     140     184      324
------------------------------------------------------------------------------------------
Delaware Premium International Equity Series                 94     124     157      271
------------------------------------------------------------------------------------------
Delaware Premium REIT Series                                 93     121     152      261
------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series                        93     120     150      258
------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series                      93     121     152      261
------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series                     93     121     152      261
------------------------------------------------------------------------------------------
Delaware Premium Trend Series                                93     120     151      259
------------------------------------------------------------------------------------------
Dreyfus Variable Fund Small Cap Portfolio                    92     119     148      254
------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                         90     112     137      231
------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                91     115     141      240
------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                              93     122     154      265
------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio              91     116     143      243
------------------------------------------------------------------------------------------
Franklin Small Cap Fund                                      95     126     160      278
------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                       95     127     162      281
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             96     129     165      288
------------------------------------------------------------------------------------------
Templeton International Securities Fund                      96     129     165      288
------------------------------------------------------------------------------------------
Scudder SVS Small Cap Growth Portfolio                       92     117     145      247
------------------------------------------------------------------------------------------
Scudder SVS Government Securities Portfolio                  91     113     139      235
------------------------------------------------------------------------------------------
Liberty Variable Trust Colonial U.S. Growth & Income Fund    93     122     153      264
------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund                    96     130     167      291
------------------------------------------------------------------------------------------
Lincoln National Bond Fund                                   90     112     136      229
------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                           90     113     138      233
------------------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series                    93     121     152      261
------------------------------------------------------------------------------------------
MFS Variable Trust Research Series                           93     121     152      261
------------------------------------------------------------------------------------------
MFS Variable Trust Total Return Series                       94     122     154      266
------------------------------------------------------------------------------------------
MFS Variable Trust Utilities Series                          94     123     155      267
------------------------------------------------------------------------------------------
OCC Trust Global Equity Portfolio                            96     130     166      290
------------------------------------------------------------------------------------------
OCC Trust Managed Portfolio                                  93     121     152      262
------------------------------------------------------------------------------------------

If you do not surrender your contract, or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return.

                                                           1 year 3 years 5 years 10 years
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          $23     $70    $120     $258
------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                         23      71     121      260
------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                           23      71     121      260
------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                          25      76     130      278
------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                            28      84     144      305
------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                         24      74     126      270
------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    25      70     133      284
------------------------------------------------------------------------------------------
Alliance Technology Portfolio                                28      85     146      308
------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund                        26      79     135      287
------------------------------------------------------------------------------------------
AFIS Growth Fund                                             21      64     110      238
------------------------------------------------------------------------------------------
AFIS International Fund                                      23      71     121      260
------------------------------------------------------------------------------------------
AFIS Growth-Income Fund                                      21      63     109      235
------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                           17      54      93      203
------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series                    21      66     113      243
------------------------------------------------------------------------------------------
Delaware Premium High Yield Series                           22      69     118      252
------------------------------------------------------------------------------------------
Delaware Premium Devon Series                                23      69     119      256
------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series                     30      90     154      324
------------------------------------------------------------------------------------------
Delaware Premium International Equity Series                 24      74     127      271
------------------------------------------------------------------------------------------
Delaware Premium REIT Series                                 23      71     122      261
------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series                        23      70     120      258
------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series                      23      71     122      261
------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series                     23      71     122      261
------------------------------------------------------------------------------------------
Delaware Premium Trend Series                                23      70     121      259
------------------------------------------------------------------------------------------
Dreyfus Variable Fund Small Cap Portfolio                    22      69     118      254
------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                         20      62     107      231
------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                21      65     111      240
------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                              23      72     124      265
------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio              21      66     113      243
------------------------------------------------------------------------------------------
Franklin Small Cap Fund                                      25      76     130      278
------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                       25      77     132      281
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             26      79     135      288
------------------------------------------------------------------------------------------
Templeton International Securities Fund                      26      79     135      288
------------------------------------------------------------------------------------------
Scudder SVS Small Cap Growth Portfolio                       22      67     115      247
------------------------------------------------------------------------------------------
Scudder SVS Government Securities Portfolio                  21      63     109      235
------------------------------------------------------------------------------------------
Liberty Variable Trust Colonial U.S. Growth & Income Fund    23      72     123      264
------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund                    26      80     137      291
------------------------------------------------------------------------------------------
Lincoln National Bond Fund                                   20      62     106      229
------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                           20      63     108      233
------------------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series                    23      71     122      261
------------------------------------------------------------------------------------------
MFS Variable Trust Research Series                           23      71     122      261
------------------------------------------------------------------------------------------
MFS Variable Trust Total Return Series                       24      72     124      266
------------------------------------------------------------------------------------------
MFS Variable Trust Utilities Series                          24      73     125      267
------------------------------------------------------------------------------------------
OCC Trust Global Equity Portfolio                            26      80     136      290
------------------------------------------------------------------------------------------
OCC Trust Managed Portfolio                                  23      71     122      262
------------------------------------------------------------------------------------------

The expense tables reflect expenses of the VAA as well as expenses of the funds. We provide these examples to help you understand the direct and indirect costs and expenses of the contract. These examples assume that fee waivers/reimbursements will continue for the length of time shown in the exam-ples.

For more information, see Charges and other deductions in this Prospectus, and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary

What kind of contract am I buying? It is an individual annuity contract be-tween you and Lincoln Life. It may provide for a fixed annuity and/or a vari-able annuity. This Prospectus describes the variable side of the contract. See The contracts. Certain benefits, features, and charges may vary in certain states. You should refer to your contract for any state-specific provisions.

What is the variable annuity account (VAA)? It is a separate account we estab-lished under Indiana insurance law, and registered with the SEC as a unit in-vestment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account (VAA).

What are my investment choices? Based upon your instruction, the VAA applies purchase payments to buy shares in one or more of the investment options: See Investments of the variable annuity account--Description of Funds.

Who invests purchase payments? Several different investment advisers manage the investment options. See Investments of the variable annuity account--In-vestment advisers.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you later decide to receive retirement income pay-ments, your accumulation units are converted to annuity units. Your retirement income payments will be based on the number of annuity units you received and the value of each annuity unit on payout days. See Charges and other deduc-tions--The contracts.

What charges do I pay under contract? If you withdraw contract value, you pay a surrender or withdrawal charge which may range from 0% to 7% of the surrendered or withdrawn Purchase Payments, depending upon how many contract years those payments have been in the contract. We may waive surrender charges in certain situations. See Charges and other deductions--Surrender charge.

We charge an account fee of $35 per contract year if the contract value is less than $100,000.

We reserve the right to charge a $10 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging and automatic rebalancing program transfers.

The surrender or transfer of value from a fixed account guaranteed period may be subject to a market value adjustment (MVA). See Fixed side of the contract.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We apply a charge to the daily net asset value of the VAA. This charge con-sists of a mortality and expense risk charge equal to an annual rate of 1.25%, and if the EEB Rider is in effect 1.45%. There is an administrative charge of 0.15% in addition to both of the above mortality and expense risk charge. See Charges and other deductions.

The fund's investment management fees, expenses and expense limitations, if applicable, are more fully described in the Prospectuses for the funds.

Charges may also be imposed during the regular income or annuity payout peri-od. See The contracts and Annuity payouts.

For more information about the compensation we pay for sales of the contracts. See The contracts--Commissions.

What purchase payments do I make, and how often? Subject to minimum and maxi-mum purchase payment amounts, your purchase payments are completely flexible. See--The contracts--Purchase payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your con-tract as a fixed option or variable option or a combination of both. See Annu-ity Payouts--Annuity Options.

Remember that participants in the VAA benefit from any gain, and take a risk of any loss in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive the greatest of the purchase payments (minus withdrawals), contract value or the highest contract value as of the most recent contract year occurring on or be-fore your 80th birthday. Your beneficiary has options as to how the death ben-efit is paid. See The Contracts--Death benefit and see Income4Life Solutions
(IRA).

May I transfer contract value among variable options and between the fixed side and variable side of the contract? Yes, with certain limits. See The con-tracts--Transfers between subaccounts on or before the annuity commencement date; Transfers after the annuity commencement date; and Transfers to and from a Fixed Account on or before the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts--Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. In addition, if you decide to take a distribution before age 59 1/2, a 10% Inter-nal Revenue Service (IRS) tax penalty may apply. A surrender or withdrawal may also be subject to 20% withholding. See Federal tax matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first received the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allo-cate to the variable side of the contract. See Return privilege.

Condensed financial information

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the Lincoln ChoicePlus subaccounts for the following pe-riods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.

                                                        *1998    1999    2000
-------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund Accumulation
 unit value
 . Beginning of period...............................      N/A     N/A $10.000
 . End of period.....................................                    6.920**
Number of accumulation units
 . End of period (000s omitted)......................                      687
-------------------------------------------------------------------------------
AFIS Growth Fund Accumulation unit value
 . Beginning of period...............................      N/A     N/A $10.000
 . End of period.....................................                    9.691**
Number of accumulation units
 . End of period (000s omitted)......................                    2,867
-------------------------------------------------------------------------------
AFIS Growth-Income Fund Accumulation unit value
 . Beginning of period...............................      N/A     N/A $10.000
 . End of period.....................................                   11.279**
Number of accumulation units
 . End of period (000s omitted)......................                    1,269
-------------------------------------------------------------------------------
AFIS International Fund Accumulation unit value
 . Beginning of period...............................      N/A     N/A $10.000
 . End of period.....................................                    6.845**
Number of accumulation units
 . End of period (000s omitted)......................                    1,914
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund Accumulation unit
 value
 . Beginning of period...............................      N/A     N/A $10.000
 . End of period.....................................                    8.346**
Number of accumulation units
 . End of period (000s omitted)......................                    1,155
-------------------------------------------------------------------------------
AIM V.I. Growth Fund Accumulation unit value
 . Beginning of period...............................  $10.000 $11.112 $14.816
 . End of period.....................................   11.112  14.816  11.616
Number of accumulation units
 . End of period (000s omitted)......................       25   1,650   3,056
-------------------------------------------------------------------------------
AIM V.I. International Equity Fund Accumulation unit
 value
 . Beginning of period...............................  $10.000 $10.278 $15.710
 . End of period.....................................   10.278  15.710  11.401
Number of accumulation units
 . End of period (000s omitted)......................        7     686   1,579
-------------------------------------------------------------------------------
AIM V.I. Value Equity Fund Accumulation unit value
 . Beginning of period...............................  $10.000 $10.937 $14.003
 . End of period.....................................   10.937  14.003  11.786
Number of accumulation units
 . End of period (000s omitted)......................       37   3,157   5,998
-------------------------------------------------------------------------------
Alliance VP Growth Portfolio Accumulation unit value
 . Beginning of period...............................      N/A     N/A $10.000
 . End of period.....................................                    8.652**
Number of accumulation units
 . End of period (000s omitted)......................                      308
-------------------------------------------------------------------------------
Alliance VP Growth and Income Portfolio Accumulation
 unit value
 . Beginning of period...............................      N/A     N/A $10.000
 . End of period.....................................                   12.485**
Number of accumulation units
 . End of period (000s omitted)......................                      763
-------------------------------------------------------------------------------
Alliance VP Premier Growth Portfolio Accumulation
 unit value
 . Beginning of period...............................      N/A     N/A $10.000
 . End of period.....................................                    8.941**
Number of accumulation units
 . End of period (000s omitted)......................                      903
-------------------------------------------------------------------------------
Alliance VP Technology Portfolio Accumulation unit
 value
 . Beginning of period...............................      N/A     N/A $10.000
 . End of period.....................................                    6.961**
Number of accumulation units
 . End of period (000s omitted)......................                    1,904
-------------------------------------------------------------------------------

                                                        *1998    1999    2000
-------------------------------------------------------------------------------
Delaware Premium Devon Series Accumulation unit
 value
 . Beginning of period...............................  $10.000 $10.313  $9.138
 . End of period.....................................   10.313   9.138   7.952
Number of accumulation units
 . End of period (000s omitted)......................       44     975     961
-------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series
 Accumulation unit value
 . Beginning of period...............................  $10.000  $9.268 $13.551
 . End of period.....................................    9.268  13.551  10.208
Number of accumulation units
 . End of period (000s omitted)......................        2      99     176
-------------------------------------------------------------------------------
Delaware Premium Growth and Income Series
 Accumulation unit value
 . Beginning of period...............................  $10.000 $10.021  $9.580
 . End of period.....................................   10.021   9.580  10.517
Number of accumulation units
 . End of period (000s omitted)......................       23     806   1,148
-------------------------------------------------------------------------------
Delaware Premium High Yield Series Accumulation unit
 value
 . Beginning of period...............................  $10.000  $9.970  $9.575
 . End of period.....................................    9.970   9.575   7.902
Number of accumulation units
 . End of period (000s omitted)......................       41     637     961
-------------------------------------------------------------------------------
Delaware Premium International Value Equity Series
 Accumulation unit value
 . Beginning of period...............................  $10.000 $10.152 $11.574
 . End of period.....................................   10.152  11.574  11.474
Number of accumulation units
 . End of period (000s omitted)......................        2     314     208
-------------------------------------------------------------------------------
Delaware Premium REIT Series Accumulation unit value
 . Beginning of period...............................  $10.000 $10.119  $9.718
 . End of period.....................................   10.119   9.718  12.585
Number of accumulation units
 . End of period (000s omitted)......................        9      73     296
-------------------------------------------------------------------------------
Delaware Premium Select Growth Series Accumulation
 unit value
 . Beginning of period...............................      N/A     N/A $10.000
 . End of period.....................................                    7.221**
Number of accumulation units
 . End of period (000s omitted)......................                    1,449
-------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series Accumulation
 unit value
 . Beginning of period...............................  $10.000 $10.489  $9.841
 . End of period.....................................   10.489   9.841  11.468
Number of accumulation units
 . End of period (000s omitted)......................       17     319     625
-------------------------------------------------------------------------------
Delaware Premium Social Awareness Series
 Accumulation unit value
 . Beginning of period...............................  $10.000 $10.659 $11.870
 . End of period.....................................   10.659  11.870  10.607
Number of accumulation units
 . End of period (000s omitted)......................       55     611     715
-------------------------------------------------------------------------------
Delaware Premium Trend Series Accumulation unit
 value
 . Beginning of period...............................  $10.000 $10.854 $18.224
 . End of period.....................................   10.854  18.244  16.751
Number of accumulation units
 . End of period (000s omitted)......................        7     878   3,206
-------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund Accumulation unit
 value
 . Beginning of period...............................  $10.000 $10.353 $12.299
 . End of period.....................................   10.353  12.299  11.008
Number of accumulation units
 . End of period (000s omitted)......................       91   3.772   5,910
-------------------------------------------------------------------------------
Dreyfus Variable Fund Small Cap Portfolio
 Accumulation unit value
 . Beginning of period...............................  $10.000 $10.715 $13.012
 . End of period.....................................   10.715  13.012  14.539
Number of accumulation units
 . End of period (000s omitted)......................       13     296     418
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio Accumulation
 unit value
 . Beginning of period...............................  $10.000 $10.101 $10.588
 . End of period.....................................   10.101  10.588  11.320
Number of accumulation units
 . End of period (000s omitted)......................       37   1,473   2,578
-------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio Accumulation unit
 value
 . Beginning of period...............................  $10.000 $10.605 $14.360
 . End of period.....................................   10.605  14.360  12.605
Number of accumulation units
 . End of period (000s omitted)......................       43   2,654   4,708
-------------------------------------------------------------------------------

                                                        *1998    1999    2000
-------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio Accumulation unit
 value
 . Beginning of period...............................  $10.000 $10.106 $14.210
 . End of period.....................................   10.106  14.210  11.335
Number of accumulation units
 . End of period (000s omitted)......................       13     628   1,062
-------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio
 Accumulation unit value
 . Beginning of period...............................  $10.000 $10.389 $10.677
 . End of period.....................................   10.389  10.677   8.732
Number of accumulation units
 . End of period (000s omitted)......................       64   1,770   2,468
-------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund Accumulation
 unit value
 . Beginning of period...............................      N/A     N/A $10.000
 . End of period.....................................                   12.112**
Number of accumulation units
 . End of period (000s omitted)......................                      153
-------------------------------------------------------------------------------
Franklin Small Cap Fund Accumulation unit value
 . Beginning of period...............................      N/A     N/A $10.000
 . End of period.....................................                    7.540**
Number of accumulation units
 . End of period (000s omitted)......................                      834
-------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund
 Accumulation unit value
 . Beginning of period...............................  $10.000 $ 9.923 $16.441
 . End of period.....................................    9.923  16.441  13.678
Number of accumulation units
 . End of period (000s omitted)......................        2     186     479
-------------------------------------------------------------------------------
Liberty Variable Trust U.S. Growth & Income Fund
 Accumulation unit value
 . Beginning of period...............................  $10.000 $10.395 $11.436
 . End of period.....................................   10.395  11.436  11.686
Number of accumulation units
 . End of period (000s omitted)......................        2     388     513
-------------------------------------------------------------------------------
Lincoln National Bond Fund Accumulation unit value
 . Beginning of period...............................  $10.000 $10.095  $9.631
 . End of period.....................................   10.095   9.631  10.530
Number of accumulation units
 . End of period (000s omitted)......................       46   1,260   2,348
-------------------------------------------------------------------------------
Lincoln National Money Market Fund Accumulation unit
 value
 . Beginning of period...............................  $10.000 $10.034 $10.364
 . End of period.....................................   10.034  10.364  10.840
Number of accumulation units
 . End of period (000s omitted)......................      348   1,721   2,790
-------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series
 Accumulation unit value
 . Beginning of period...............................  $10.000 $11.242 $19.557
 . End of period.....................................   11.242  19.557  15.504
Number of accumulation units
 . End of period (000s omitted)......................        6   1,212   2,396
-------------------------------------------------------------------------------
MFS Variable Trust Research Series Accumulation unit
 value
 . Beginning of period...............................  $10.000 $10.586 $12.928
 . End of period.....................................   10.586  12.928  12.130
Number of accumulation units
 . End of period (000s omitted)......................        8     631   1,219
-------------------------------------------------------------------------------
MFS Variable Trust Total Return Series Accumulation
 unit value
 . Beginning of period...............................  $10.000 $10.136 $10.303
 . End of period.....................................   10.136  10.303  11.787
Number of accumulation units
 . End of period (000s omitted)......................       51   1,271   2,206
-------------------------------------------------------------------------------
MFS Variable Trust Utilities Series Accumulation
 unit value
 . Beginning of period...............................  $10.000 $10.244 $13.213
 . End of period.....................................   10.244  13.213  13.950
Number of accumulation units
 . End of period (000s omitted)......................       67   1,277   3,278
-------------------------------------------------------------------------------
OCC Trust Global Equity Portfolio Accumulation unit
 value
 . Beginning of period...............................  $10.000 $10.062 $12.554
 . End of period.....................................   10.062  12.554  12.961
Number of accumulation units
 . End of period (000s omitted)......................       11     294     403
-------------------------------------------------------------------------------
OCC Trust Managed Portfolio Accumulation unit value
 . Beginning of period...............................  $10.000 $ 9.815 $10.162
 . End of period.....................................    9.815  10.162  10.997
Number of accumulation units
 . End of period (000s omitted)......................        4     541     626
-------------------------------------------------------------------------------

                                                        *1998    1999    1999
-------------------------------------------------------------------------------
Scudder SVS Small Cap Growth Portfolio Accumulation
 unit value
 . Beginning of period...............................  $10.000 $11.014 $14.602
 . End of period.....................................   11.014  14.602  12.857
Number of accumulation units
 . End of period (000s omitted)......................        4     405     513
-------------------------------------------------------------------------------
Scudder SVS Government Securities Portfolio
 Accumulation unit value
 . Beginning of period...............................  $10.000 $10.032  $9.962
 . End of period.....................................   10.032   9.962  10.897
Number of accumulation units
 . End of period (000s omitted)......................       77   1,219   1,480
-------------------------------------------------------------------------------
Templeton Growth Securities Fund Accumulation unit
 value
 . Beginning of period...............................      N/A     N/A $10.000
 . End of period.....................................                   11.029**
Number of accumulation units
 . End of period (000s omitted)......................                      155
-------------------------------------------------------------------------------
Templeton International Securities Fund Accumulation
 unit value
 . Beginning of period...............................      N/A     N/A $10.000
 . End of period.....................................                   10.016**
Number of accumulation units
 . End of period (000s omitted)......................                      217
-------------------------------------------------------------------------------

*These values do not reflect a full year's experience because they are calcu-lated for the period from the beginning of investment activity of the subaccounts (November 20, 1998) through December 31, 1998.

**These values do not reflect a full year's experience because they are calcu-lated for the period from the beginning of investment activity of the subaccounts (February 22, 2000) through December 31, 2000.

Investment results

At times, the VAA may compare its investment results to various unmanaged in-dices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total re-turns include the reinvestment of all distributions, which are reflected in changes in unit value. The Money Market subaccount's yield is based upon in-vestment performance over a 7-day period, which is then annualized.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial state-ments of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-888-868-2583.

Lincoln National Life Insurance Co.

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct is-suance of life insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

Variable annuity account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabili-ties resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in ac-cordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this Prospectus. The other annuity con-tracts supported by the VAA invest in the same portfolios of the fund as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of the subaccount.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The fund is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisers
The investment advisers of the funds are:

AIM Variable Insurance Funds, ("AIM V.I. Funds"), managed by AIM Advisors,
Inc.

Alliance Variable Products Series Fund is managed by Alliance Capital Manage-ment, L.P.

American Funds Insurance Series is managed by Capital Research and Management Company.

Deutsche Asset Management VIT Funds managed by Bankers Trust Company.

Delaware Group Premium Fund ("Delaware Group"), managed by Delaware Management Company. The International Equity and Emerging Markets Series are managed by Delaware International Advisers Ltd.

Dreyfus Variable Investment Fund ("Dreyfus Variable Fund") managed by The Dreyfus Corporation.

Variable Insurance Products Fund ("Fidelity VIP") managed by Fidelity Manage-ment & Research Company.

Franklin Templeton Variable Insurance Products Trust--Franklin Small Cap is managed by Franklin Advisers, Inc.; Mutual Shares Securities is managed by Franklin Mutual Advisers, LLC; Templeton Growth Securities is managed by Tem-pleton Global Advisors Limited; Templeton International Securities is managed by Templeton Investment Counsel, LLC.

Scudder Variable Series ("Scudder SVS") managed by Zurich Scudder Investments, Inc.

Liberty Variable Investment Trust ("Liberty Variable Trust") managed by Liberty Advisory Series Corp., and sub-advised by Colonial Management Associates, Inc. and Newport Fund Management, Inc.

Lincoln National Bond Fund, Inc., and Lincoln National Money Market Fund, Inc., managed by Delaware Lincoln Investment Advisers.

MFS--Variable Insurance Trust ("MFS Variable Trust") managed by Massachusetts Financial Services
Company.

OCC Accumulation Trust ("OCC Trust") managed by OpCap Advisors.

As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the Prospectus for the fund.

With respect to a fund, the adviser and/or distributor, or an affiliate there-of, may compensate Lincoln Life (or an affiliate) for administrative, distribu-tion, or other services. We may also receive 12b-1 fees from funds. Some funds may compensate us more than other funds. It is anticipated that such compensa-tion will be based on assets of the particular Fund attributable to the con-tracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate). As of the date of this Prospectus, we were re-ceiving compensation from each fund company except Delaware.

The funds' shares are issued and redeemed only in connection with variable an-nuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of Lincoln Life and other life insurance companies (shared funding). The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. Nevertheless, the fund's Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate ac-counts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

Description of the funds
Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain invest-ment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

Certain funds offered as part of this contract have similar investment objec-tives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser.

We currently anticipate closing and replacing five funds during early 2002:
Colonial U.S. Growth & Income Fund with AFIS Growth-Income Fund (Class 2) Delaware Premium Devon Series with AFIS Growth- Income Fund (Class 2) Scudder SVS Government Securities Portfolio with Lincoln National Bond Fund OCC Trust Global Equity Portfolio with AFIS International Fund
OCC Trust Managed Portfolio with AFIS Growth-Income Fund (Class 2)

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectus for the fund which is included in this booklet. Please be advised that there is no as-surance that any of the funds will achieve their stated objectives.

AIM V.I. Capital Appreciation Fund: Seeks growth of capital through investment in common stocks.

AIM V.I. Growth Fund: Seeks growth of capital primarily by investing in sea-soned and better capitalized companies considered to have strong earnings mo-mentum. Focus on companies that have experienced above-average growth in earn-ings that have excellent prospects for future growth.

AIM V.I. International Equity Fund: Seeks to provide long-term growth of capi-tal.

AIM V.I. Value Fund: Seeks to achieve long-term growth of capital. Income is a secondary objective.

Alliance Premier Growth Portfolio: Seeks long-term growth of capital by pursu-ing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected, high-qual-ity U.S. companies that are judged likely to achieve superior earnings growth.

Alliance Growth and Income Portfolio: Seeks reasonable current income and rea-sonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio also may invest in fixed-income securi-ties and convertible securities.

Alliance Growth Portfolio: Seeks to provide long-term growth of capital. Cur-rent income is only an incidental consideration. The portfolio invests primar-ily in equity securities of companies with favorable earnings out-looks, which have long-term growth rates that are expected to exceed that of the U.S. economy over time.

Alliance Technology Portfolio: Seeks to emphasizes growth of capital and in-vests for capital appreciation. Current income is only an incidental considera-tion. The portfolio may seek income by writing listed call options. The portfo-lio invests primarily in securities of companies expected to benefit from tech-nological advances and improvements (i.e., companies that use technology exten-sively in the development of new or improved products or processes).

AFIS Global Small Capitalization Fund: Seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 bil-lion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations

AFIS Growth Fund: Seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital apprecia-tion through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS International Fund: Seeks to make your investment grow over time by in-vesting primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth-Income Fund: Seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securi-ties which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

Deutsche VIT Equity 500 Index Fund: Seeks to match the performance of the stock market as represented by Standard & Poor's 500 Index, before fund expenses.

Delaware Premium Growth and Income Series: Seeks capital appreciation with cur-rent income as a secondary objective.

Delaware Premium High Yield Series: Seeks total return and, as a secondary ob-jective, high current income. The series invests primarily in high-yield corpo-rate bonds commonly known as junk bonds. An investment in this series may in-volve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.

Delaware Premium Devon Series: Seeks total return by investing primarily in common stocks that the Investment Manager believes have the potential for above-average earnings per share growth over time combined with a high degree of earnings consistency.

Delaware Premium Emerging Markets Series: Seeks long-term capital appreciation by investing primarily in stocks of companies located or operating in emerging or developing countries.

Delaware Premium International Value Equity Series: Seeks long-term growth without undue risk to principal by investing primarily in foreign-company stocks with the potential for capital appreciation and income.

Delaware Premium REIT Series: Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective by investing in the securi-ties of companies primarily engaged in the real estate industry.

Delaware Premium Select Growth Series: Seeks long-term capital appreciation by primarily investing in common stocks of companies which the manager believes have the potential for high earnings growth. Companies of any size are consid-ered, as long as they are larger than $300 million in market capitalization.

Delaware Premium Small Cap Value Series: Seeks capital appreciation by invest-ing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

Delaware Premium Social Awareness Series: Seeks long-term capital appreciation by investing in stocks of mid-size and large companies expected to grow over time that also meet certain criteria of social responsibility.

Delaware Premium Trend Series: Seeks long-term capital appreciation by invest-ing primarily in stocks of small companies and convertible securities of emerg-ing and other growth-oriented companies.

Dreyfus Variable Fund Small Cap Portfolio: Seeks to maximize capital apprecia-tion by investing primarily in common stocks of domestic and foreign issuers with market capitalizations of less than $1.5 billion at time of purchase. The portfolio manager seeks companies believed to be characterized by new or inno-vative products or services which should enhance prospects for growth in future earnings. The Portfolio may also invest in special situations such as corporate restructurings, mergers or acquisitions.

Fidelity VIP Equity-Income Portfolio: Seeks reasonable income by investing pri-marily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securi-ties comprising the Standard and Poor's 500 Index (S&P 500).

Fidelity VIP Growth Portfolio: Seeks long-term capital appreciation. The port-folio normally purchases common stocks.

Fidelity VIP Overseas Portfolio: Seeks long-term growth of capital by invest-ing primarily in foreign securities.

Fidelity VIP Growth Opportunities Portfolio: Seeks capital growth by investing primarily in common stocks.

Franklin Small Cap Fund: Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies. Small cap companies are gener-ally those with market cap values of less than $1.5 billion at time of pur-chase.

Franklin Mutual Shares Securities Fund: Seeks capital appreciation with income as a secondary goal. Invests primarily in equity securities of companies that the manager believes are available at market prices less than their actual value based on certain recognized or objective criteria.

Templeton Growth Securities Fund: Seeks long-term capital growth. Invests pri-marily in equity securities of companies in various nations throughout the world, including the U.S. and emerging markets.

Templeton International Securities Fund: Seeks long-term capital growth. In-vests primarily in equity securities of companies outside the United States, including those in emerging markets.

Scudder SVS Small Cap Growth Portfolio: Seeks maximum appreciation of invest-or's capital from a portfolio primarily of growth stocks of smaller companies.

Scudder SVS Government Securities Portfolio: Seeks high current return consis-tent with preservation of capital from a portfolio composed primarily of U.S. government securities.

Liberty Variable Trust Colonial U.S. Growth & Income Fund: Seeks long-term growth and income by investing primarily in dividend-paying stocks of large companies diversified across all sectors of the U.S. equities market, with the added income benefit of high quality bonds.

Liberty Variable Trust Newport Tiger Fund: Seeks long-term growth by investing primarily in the stocks of high quality international companies located in the ten "Tigers" of Asia: Hong Kong, The Peoples Republic of China, Singapore, Ma-laysia, Thailand, Indonesia, India, The Philippines, South Korea and Taiwan.

Lincoln National Bond Fund: Seeks maximum current income consistent with pru-dent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.

Lincoln National Money Market Fund: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

MFS Variable Trust Emerging Growth Series: Seeks to provide long-term growth by investing primarily in the common stocks of companies the managers believe are in the early stages of their life cycle but which have the potential to become major enterprises.

MFS Variable Trust Research Series: Seeks long-term growth and future income by investing primarily in equity companies believed to possess better than av-erage prospects for long-term growth. A committee of investment research ana-lysts selects the securities for the fund, with individual analysts responsi-ble for choosing securities within an assigned industry.

MFS Variable Trust Total Return Series: Seeks to provide above-average income consistent with the prudent employment of capital and to provide a reasonable opportunity for capital growth and income. The fund invests in a broad range of securities, including short-term obligations, and may be diversified not only by company and industry, but also by security type.

MFS Variable Trust Utilities Series: Seeks capital growth and current income by investing the majority of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

OCC Trust Global Equity Portfolio: Seeks long-term growth through a global in-vestment strategy primarily involving equity securities.

OCC Trust Managed Portfolio: Seeks capital growth over time by investing in varying percentages of common stocks, bonds and cash equivalents. The percent-age of the fund allocated to the different asset classes will vary based on the manager's assessment of the relative outlook for each investment.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life in-surance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to dif-ferences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as addi-tional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to add, delete and substitute series and/or funds within the VAA. We may also add, delete, or substitute series or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the invest-ments of future purchase payments, or both. We may close subaccounts to allo-cations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursu-ant to participation agreements, also may terminate these agreements and dis-continue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be avail-able, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other
deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our ad-ministrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing and automatic withdrawal services, See Additional Services and SAI for more information on these programs), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calcula-tion and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone and Internet fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that more owners than expected will qualify for waivers of the sur-render charge; and the risk that our costs in providing the services will ex-ceed our revenues from the contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us.

Deductions from the VAA for Lincoln ChoicePlus
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.40% of the average daily net assets. The charge consists of a 0.15% administrative charge and a 1.25% mortality and expense risk charge. If you elected the EEB Rider, the charge will be 1.60% consisting of a mortality and expense risk charge of 1.45% and an administrative charge of 0.15%.

Surrender charge
A surrender charge applies (except as described below) to surrenders and with-drawals of purchase payments that have been invested for the periods indicated as follows:

                                                       Number of complete
                                                       contract years that a
                                                       purchase payment
                                                       has been invested
----------------------------------------------------------------------------
                                             Less than
                                              One year          At Least
                                                    7%    1 2 3 4 5 6 7+
Surrender charge as a percentage of the                    6 5 4 3 2 1 0
 surrendered or withdrawn purchase payments

(An account fee will be deducted and any market value adjustment will be made before the deduction of the surrender charge.)

A surrender charge does not apply to:

1. A surrender or withdrawal of purchase payments that have been invested for at least seven full contract years;

2. Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 15% of purchase payments;

3. Electing an annuity option available within the contract;

4. When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

5. A surrender amount equal to a maximum of 75% of the contract value as a re-sult of 180 days of continuous confinement of the contractowner in an ac-credited nursing home or equivalent health care facility subsequent to the effective date of the contract;

6. A surrender of the contract as a result of the death of the contractowner, joint owner or annuitant.

7. A surrender of a contract or withdrawal of contract value of a contract is-sued to employees and registered representatives of any member of the sell-ing group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees of Lincoln Financial Group, or any of the investment advisers of the funds currently being offered or any of their affiliated or managed companies (based upon contractowner's status at the time the contract was purchased), provided the contract was not is-sued with the assistance of a sales representative under contract with Lin-coln Life.

8. Contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln Life.

9. Periodic payments made under any annuity payout option made available by Lincoln Life.

10. Regular income payments made under Income4Life Solution.

For purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is not a Charitable Remainder Trust, Lincoln Life as-sumes that:

a. the free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b. Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the fol-lowing order:
  1. from purchase payments (on a FIFO basis) until exhausted; then
  2. from earnings.

c. On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the fol-lowing order:

  1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  2. from earnings until exhausted; then
  3. from purchase payments (on a FIFO basis) to which a surrender charge still applies.

In some states paragraph c does not apply and paragraph b continues to apply after the seventh anniversary of the contract.

For purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is a Charitable Remainder Trust, Lincoln Life assumes that:

a. the free amount will be withdrawn from purchase payments on a FIFO basis.

b. Any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  2. from earnings until exhausted; then
  3. from purchase payments (on a FIFO basis) to which a surrender charge still applies.

The surrender charge is calculated separately for each contract year's pur-chase payments to which a charge applies. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Account fee
During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required. The account fee will be waived for any contract with a contract value that is greater than $100,000.

Transfer fee
We reserve the right to impose a $10 fee for the 13th and each additional transfer during any contract year. Automatic dollar-cost averaging, cross re-investment and portfolio rebalancing transfers are not included as transfers for purposes of calculating the transfer fee.

Rider charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. See the rider for any applicable fee or expense.

Deductions for premium taxes
Any premium tax or other tax levied by any government entity as a result of the existence of the contracts of the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administration interpretation or by judicial action. These premium taxes gener-ally depend upon the law of your state of residence. The tax ranges from 0% to 5%.

Other charges and deductions
Charges may also be imposed during the regular income and annuity payout peri-od. See Income4Life Solutions (IRA) and (Non-Qualified) and Annuity payouts.

There are deductions from and expenses paid out of the assets of the underlying fund that are more fully described in the Prospectus for the fund.

Additional information
The administrative and surrender charges and the account fees described previ-ously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribu-tion and/or administrative expenses, or that we perform fewer sales or adminis-trative services than those originally contemplated in establishing the level of those charges.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales rep-resentative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a con-tract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for processing a purchase order is received, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be com-pleted within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is com-plete, the initial purchase payment must be priced within two business days.

Who can invest
To apply for a contract, you must be of legal age in a state where the con-tracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner cannot be older than age 85 at the time of application. The maxi-mum annuitization age is 90.

Purchase Payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000 for nonqualified contracts and Section 403(b) transfers/rollovers to IRAs; and $2,000 for qualified contracts. The minimum annual amount for additional pur-chase payments for nonqualified and qualified contracts is $100. There is no set maximum for additional purchase payments. However, purchase payments in ex-cess of $2 million require pre-approval by Lincoln Life. If you stop making purchase payments for three consecutive years, and the annuity account value decreases to less than $1,000, we may terminate the contract as allowed by your state's non-forfeiture law for deferred annuities and pay the contractowner an adjusted annuity account value.

We will notify the contractowner at least 30 days in advance of the intended action. During the notification period, the contractowner may make additional purchase payments to meet the minimum value requirements and to avoid cancella-tion of the contract.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trad-ing (normally, 4:00 p.m., New York time) on each day the New York Stock Ex-change is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of its corresponding fund, according to your instructions.

The minimum amount of any purchase payment that can be put into any one vari-able subaccount is $50, or $2,000 for a fixed account. No allocation can be made that would result in a variable subaccount of less than $50, or that would result in a fixed account of less than $2,000. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The number of accumu-lation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the val-uation date on which the purchase payment is received at our home office if re-ceived before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value com-puted on the next valuation date. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investment perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment is allocated to the VAA. The accumulation unit value for each subaccount was or will be estab-lished at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is imposed for contracts with the EEB Rider than for those without, each of these two types of contracts will have different corre-sponding accumulation unit values on any given day.

Transfers between subaccounts on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to an-other. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. We reserve the right to impose a $10 fee for transfers after the first 12 times during a contract year.

The minimum amount that may be transferred between subaccounts is $50 per subaccount. If the transfer from a subaccount would leave you with less than $50 in the subaccount, we may transfer the entire balance of the subaccount. Transfers will also be subject to any restrictions that may be imposed by the funds themselves.

A transfer request may be made to our home office using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require cer-tain identifying information before we will act upon instructions. We may also assign, the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirma-tion of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your serv-ice provider's, or your agent's, can experience outages or slowdowns for a va-riety of reasons. These outages or slowdowns may delay or prevent our process-ing of your request. Although we have taken precautions to limit these problems at Lincoln, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our home office.

Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before the end of the valuation date (normally 4:00 p.m. New York time).

When thinking about a transfer of contract value, you should consider the in-herent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. Lincoln Life may refuse to permit more than twelve transfers in any year and may modify the transfer provisions of the contract. This contract is not designed for pro-fessional market timing organizations or other entities using programmed and frequent transfers.

Repeated patterns of frequent transfers are disruptive to the operation of the sub-accounts, and should Lincoln Life become aware of such disruptive practic-es, Lincoln Life may refuse to permit more than 12 transfers in any year and may modify the transfer provisions of the contract.

Transfers may be delayed as permitted by the 1940 Act.

Transfers to and from a fixed account on or before the annuity commencement date
You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $50 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer all or any part of the contract value from a fixed ac-count to the various subaccount(s) except that the sum of the percentages of a fixed account transferred is limited to 15% of the value of that fixed account in any contract year.

Currently, there is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any transfers in excess of 12 times per contract year. Transfers of all or a portion of a fixed account (other than dollar cost averaging) may be subject to MVA.

Transfers may be delayed as permitted by the 1940 Act.

Transfers after the annuity
commencement date
If you select an Income4Life Solution option your transfer rights and restric-tions are the same as they were on or before the annuity commencement date.

If you do not select an Income4Life Solution option, you may transfer all or a portion of your investment in one subaccount to another subaccount in the VAA or to the fixed side of the contract. Those transfers will be limited to three times per contract year. Currently, there is no charge for those transfers. However, we reserve the right to impose a charge. No transfers are allowed from the fixed side of the contract to the subaccounts.

Additional Services
There are four additional services available to you at no extra charge under your contract: dollar-cost averaging (DCA), automatic withdrawal service
(AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed informa-tion on these services, please see Advertising and sales literature in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed subaccount or certain variable subaccounts into the variable subaccounts on a monthly basis.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the ac-count value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Death benefit
You may designate a beneficiary during your lifetime and change the benefi-ciary by filing a written request with our home office. Each change of benefi-ciary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

If the contractowner, joint owner or annuitant dies before the annuity com-mencement date, the death benefit will be equal to the greatest of: the con-tract value for the valuation period during which the death benefit election becomes effective; the sum of all purchase payments less the sum of all with-drawals; or the highest contract value as of any contract anniversary occur-ring on or before the 80th birthday of the deceased person upon whose death the death benefit is payable; increased by the sum of purchase payments made since such contract anniversary and decreased by the sum of all partial with-drawals, partial annuitizations, and premium tax deductions made since such contract anniversary. An optional Estate Enhancement Benefit Rider is also available. (See Below.)

The amount of the death benefit will be determined as of the date on which we receive all of the following requirements: (1) proof, satisfactory to us, of the death of the contractowner, joint owner or annuitant; (2) written election of a method of settlement; and (3) any other required claim forms, fully com-pleted.

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Upon the death of the contractowner, a death benefit will be paid to the bene-ficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the an-nuitant will be treated as death of the contractowner.

If an annuitant who is not the contract owner or a joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alterna-tively, a death benefit may be paid to the contractowner and joint owner, if applicable in equal shares, provided the annuitant named on this contract has not been changed (except within the first 30 days after the contract is issued or upon the death of a prior annuitant). Notification of the election of this death benefit must be received by Lincoln Life within 75 days of the death of the annuitant. If no contractowner is living on the date of death of the annuitant, the death benefit will be paid to the beneficiary. The contract terminates when any death benefit is paid due to the death of the annuitant. A death benefit payable on the death of the annuitant will not be paid if the an-nuitant has been changed later than 30 days subsequent to the effective date of this contract, unless the change occurred because of the death of a prior annu-itant.

If the annuitant dies after the annuity commencement date, the death benefit, if any, will be paid based on the annuity option selected. Lincoln Life will require proof of the annuitant's death. Under any option providing guaranteed payouts, the number of payouts which remain unpaid at the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to the beneficiary as payouts become due.

Estate Enhancement Benefit Rider
("EEB Rider")
The amount of death benefit payable under this Rider is the greatest of the following four amounts:

1. The contract value on the valuation date the death benefit is approved by Lincoln Life for payment.

2. The sum of all purchase payments, minus all withdrawals, partial annuitizations, and premium tax incurred, if any.

3. The highest contract value at the time of fund valuation on any policy anni-versary date (including the inception date) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that policy anniversary date on which the highest contract value is obtained. It is decreased by partial withdrawals, partial annuitizations and premium taxes incurred, if any, on or after that policy anniversary date on which the highest contract value is obtained.

4. The contract value on the valuation date the death benefit is approved by Lincoln Life for payment plus an amount equal to the Enhancement Rate times the lesser of: (1) the contract earnings; or (2) the covered earnings limit.

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effec-tive. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equals:

1. the contract value as of the date of death of the individual for whom a death claim is approved by Lincoln Life for payment; minus

2. the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus

3. each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

4. the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:

1. the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus

2. each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus

3. the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The Estate Enhancement Benefit will not be paid if the contractowner, joint owner or annuitant is changed after the effective date of the Rider unless the change is the result of the surviving spouse continuing the contract. A change in contractowner, joint owner (if applicable), or annuitant will reduce the death benefit to the contract value for the new individual.

The EEB Rider may not be available in all states. Please check with your in-vestment representative regarding availability of this rider. Contracts pur-chased before the EEB rider becomes available in your state may add the rider if it becomes available, but the request to add the rider must be received by Lincoln Life prior to January 1, 2002 or six months after state approval, whichever is later. Contracts purchased after the rider becomes available in your state may only elect the rider at the time of purchase.

If you elect the EEB Rider after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the rider as of that date. Should you elect the EEB Rider at time of purchase the benefit will take effect on the valuation date at time of issue and we will begin deducting the charge on that date.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period. As this Rider may not be available to all classes of contractowners, please contact your investment representa-tive.

General death benefit information
The standard death benefit and the EEB rider terminate if you elect Income4Life Solution.

If there are joint owners, upon the death of the first contractowner, Lincoln Life will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the de-ceased joint owner he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value will be credited to the contract. This feature will only apply one time for each contract. If the contract is continued in this way, and the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the Estate Enhancement Benefit is paid into the contract. The contract earn-ings and the covered earnings limit will be reset, treating the current con-tract value (after crediting any death benefit amount into the contract as de-scribed above) as the initial deposit for purposes of future benefit calcula-tions. If either the surviving spouse or the surviving annuitant is 76 or old-er, the death benefit payable will become the greatest of the first three amounts listed above and the total annual charge will be reduced to 1.40%.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. Approval of payment will occur upon re-ceipt of: (1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) written authoriza-tion for payment; and (3) our receipt of all required claim forms, fully com-pleted (including selection of a settlement option). If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1. If any beneficiary dies before the contractowner, that beneficiary's inter-est will go to any other beneficiaries named, according to their respective interests; and/or

2. If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the benefi-ciary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins re-ceiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending be-yond the beneficiary's life expectancy.

If the death benefit becomes payable, the recipient may elect to receive pay-ment either in the form of a lump sum settlement or an annuity payout. Upon the death of the annuitant Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for pay-ment.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Annuitant
The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are an exempt organization under Internal Reve-nue Code section 501(c) then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying Lincoln Life of the change. The new annuitant must be under age 90 as of the effective date of the change. This change may cause a loss of the death benefit on the death of the annuitant. See the contracts-- Death benefit.

A contingent annuitant may be named or changed by notifying Lincoln Life in writing:

On or after the annuity commencement date, the annuitant or joint annuitants may not be changed. Contingent annuitant designations are no longer applica-ble.

Ownership
The Owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. Non-qualified contracts may not be collater-ally assigned. We assume no responsibility for the validity or effect of any assignment, an assignment affects the death benefit calculated under our con-tract. Consult your tax adviser about the tax consequence of an assignment.

Joint ownership

The owner may name a Joint Owner. Joint owner(s) shall be treated as having equal, undivided interests in the contract, including rights of survivorship. Either joint owner, independently of the other, may exercise any ownership rights in the contract.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the con-tract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select.

The amount available upon the surrender/withdrawal is the cash surrender value (contract value, plus or minus any market value adjustment, less any applicable surrender charges, account fees and premium tax charges) at the end of the val-uation period during which the written request for surrender/withdrawal is re-ceived at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. The maximum amount which can be withdrawn without incurring any surrender charges is explained under charges and other deductions. Unless pro-hibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be post-poned as permitted by the 1940 Act.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.

We may terminate the contract, if your purchase payment's frequency or your contract's value falls below your state's minimum standards.

Income4Life Solution for IRA Contracts
The Income4Life Solution for IRA Contracts provides you variable, periodic reg-ular income payments. This option, when available in your state, is subject to an annual charge, computed daily, of 1.65% of the daily net asset value. This charge consists of an administrative charge of 0.15% and a mortality and ex-pense risk charge of 1.50%. The charge will begin fourteen days prior to the date the initial regular income payment is due based on the contractowners election.

The Income4Life Solution is only available for IRA and Roth IRA contracts (ex-cluding SEP and SARSEP markets) with a contract value of $50,000 or more and only if the annuitant is age 59 1/2 or older at the time the option is elected. You may elect the Income4Life Solution at the time of application or at any time before the annuity commencement date by sending a written request to our home office. If you make additional purchase payments, an option to start a new program under the Income4Life Solution may be provided. There is no guarantee that Income4Life will be available in the future as we reserve the right to discontinue this option at any time.

Any prior death benefit election (i.e. EEB Rider) will terminate once you elect the Income4Life Solution.

Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.

If an Income4Life Solution is selected, the applicable transfer provisions among sub-accounts will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. See The contracts.

Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts for a more detailed explanation.

Regular Income. The Income4Life Solution option provides for variable, periodic regular income payments during a defined period of time (the "Access Period"), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate of 4%. Subsequent regular income payments will be adjusted annually with the performance of the subaccounts selected. For example, if net investment perfor-mance for the year is 3% higher (annualized) than 4%, the regular income pay-ment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the 4%, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges or market value adjustments. See Charges and other deduc-tions.

Access Period. During the Access Period you select, you will be able to access your Account Value through withdrawals. We will establish the minimum (cur-rently 5 years) and maximum Access Periods at the time you elect the Income4Life Solution. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regu-lar income payments will be adjusted accordingly, and the Account Value remain-ing at the end of the new Access Period will be applied to continue regular in-come payments for your life.

Account Value. The initial Account Value is the contract value at the time you elect the Income4Life Solution. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Peri-od. We reduce the Account Value by the amount of the withdrawal, and all sub-sequent regular income payments will be reduced proportionately. See Federal tax matters--Tax treatment of qualified contracts. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the con-tract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

Survivor Benefit. During the Access Period the survivor benefit is the Account Value. If there are joint annuitants and either annuitant dies during the Ac-cess Period, the Income4Life Solution will terminate. The surviving annuitant may start a new Income4Life Solution program. Following the Access Period, the survivor benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no survivor benefit.

Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This elec-tion must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representa-tion must be made that the proceeds being used to make the purchase have re-tained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent re-investment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions
The commissions paid to dealers are a maximum of 7.0% of each purchase pay-ment. In some instances, commissions on deposits may be lowered by as much as 2.50% and replaced by a commission of up to .65% of annual contract values. Lincoln Life will incur all other promotional or distribution expenses associ-ated with the marketing of the contracts. These commissions are not deducted from purchase payments or contract value, they are paid by us.

Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. Questions about your contract should be directed to us at 1-888-868-2583.

Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law which is usually on or before the contractowner's 90th birth-day. (Please note the following exception: Contracts issued under qualified employee pension and profit-sharing trusts [described in the Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified.)

The contract provides optional forms of payouts of annuities (annuity op-tions), some of which are payable on a variable basis, fixed basis or a combi-nation of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity. You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Fol-lowing are explanations of the annuity options available.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficia-ries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The guarantee period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life and Two-Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annu-itant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a joint annuitant. The payout continues during the lifetime of the survivor. The designated period is elected by the contractowner.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option fur-ther provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date death payouts be-gin, minus (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for pay-ment by the home office.

Life Annuity with Cash Refund. This option offers fixed annuity benefit pay-ments that will be made for the lifetime of the annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made after Lincoln Life is in receipt of: (1) proof, satisfactory to Lincoln Life, of the death; (2) written authorization for payment; and (3) all claim forms, fully completed.

Under the options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applica-ble. The mortality and expense risk charge and the charge of 1.25% for admin-istrative services of 0.15% will be assessed on all variable annuity payouts, including options that may be offered that do not have a life contingency and therefore no mortality risk.

Variable annuity payouts
Variable annuity payouts will be determined using:

1. The contract value on the annuity commencement date less any applicable premium taxes;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will de-pend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 4% annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.


Income4Life Solution
(Non-Qualified Annuity Contracts ONLY)
We also offer a variable annuity payout option for Non-qualified Contracts. The Income4Life Solution, when available in your state, is subject to an an-nual charge, computed daily, of 1.65% of the daily net asset value. This charge consists of an administrative charge of 0.15% and a mortality and ex-pense risk charge of 1.50%. The charge will begin fourteen days prior to the date the initial regular income payment is due based on the contractowners election.

If your contract value is at least $50,000, you may elect the Income4Life So-lution at the time of application or at any time before the annuity commence-ment date by sending a written request to our home office. Addi-tional purchase payments will not be accepted after Income4Life is elected. There is no guarantee that Income4Life will be available in the future as we reserve the right to discontinue this option at any time.

Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation. De-pending on state availability, under this Income4Life Solution option you may change your assumed interest rate once a year after your regular income pay-ments begin.

Regular Income. The Income4Life Solution provides for variable, periodic regu-lar income payments during a defined period of time (the "Access Period") and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate of 4%. Other assumed investment rates may be available in your state. Each subsequent regular income payment will be adjusted up or down with the performance of the subaccounts selected. For example, if net investment per-formance for the year is 3% higher (annualized) than the assumed investment rate of 4%, the regular income payment will increase by approximately 3%. Con-versely, if actual net investment performance is 3% lower than 4%, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges or market value adjustments. See Federal tax matters--Taxation of annuity payouts.

Access Period. During the Access Period you select, you will be able to access your Account Value (as defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect the Income4Life Solution. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods.

Account Value. The initial Account Value is the contract value on the Valua-tion Date the Income4Life Solution is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any an-nuitant is living, and will continue to be adjusted for investment perfor-mance, of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Peri-od. We reduce the Account
Value by the amount of the withdrawal, and all subsequent regular income pay-ments will be reduced proportionately. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surren-der charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the con-tract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

Survivor Benefit. During the Access Period the survivor benefit is the Account Value. Following the Access Period, the survivor benefit will be the remaining guaranteed regular income payments, if any; otherwise there is no survivor benefit.


General information

The Estate Enhancement Benefit Rider is not available after the annuity com-mencement date.
The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity op-tion or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If you have not already chosen an annuity payout option, the beneficiary of the death benefit may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, vari-able or combination fixed and variable basis, in proportion to the account al-location at the time of annuitization) except when a joint life payout is re-quired by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due.

Fixed side of the contract

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment expe-rience of the VAA. The general account is subject to regulation and supervi-sion by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general ac-count as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Pro-spectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in Prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an interest rate of not less than 3.0% per year on amounts held in a fixed account. Any amount withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to a MVA (see market value adjustment below) and Charges and other deductions Surrender charge. The Market Value Adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer to an amount less than the initial amount allocated or transferred to a fixed account plus interest of 3.0% per year, less surrender charges and account fees, if any.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION, CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Guaranteed periods
The owner may allocate purchase payments to one or more fixed accounts with guaranteed periods of 1, 3, 5, 7, or 10 years. Lincoln Life may offer a fixed account for a period of less than one year for the purpose of dollar cost av-eraging. Each purchase payment allocated to a fixed account will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed ac-count. A fixed account guarantee period ends on the date after the number of calendar years in the fixed account's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the annual effective rate determined on the first day of the fixed account guaranteed period. Amounts transferred or withdrawn from a fixed account prior to the end of the guaran-teed period will be subject to the MVA. Each guaranteed period purchase pay-ment amount will be treated separately for purposes of determining any appli-cable market value adjustment. Any amount withdrawn from a fixed account may be subject to any applicable surrender charges, account fees or premium taxes.

Lincoln Life will notify the contractowner in writing at least 60 days prior to the expiration date for any guaranteed period amount. A new fixed account guaranteed period of the same duration as the previous fixed account guaran-teed period will begin automatically at the end of the previous guaranteed pe-riod, unless Lincoln Life receives, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed account or to a variable subaccount from among those being offered by Lincoln Life. Transfers of any guaranteed period amount which become effective upon the date of expi-ration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.

Market value adjustment

Any withdrawal, surrender or transfer of a fixed account guaranteed period amount before the end of the guaranteed period (other than dollar cost averag-ing, cross-reinvestment, Portfolio rebalancing, and regular Income4Life Solu-tion transfers) will be subject to a market value adjustment (MVA). A with-drawal, surrender or transfer effective upon the expiration date of the guar-anteed period will not be subject to an MVA. The MVA will be applied to the amount being withdrawn, surrendered or transferred. The MVA will be applied after the deduction of any applicable account fees and before any applicable withdrawal, surrender or transfer charges. In general, the MVA reflects the relationship between the index rate in effect at the time a purchase payment is allocated to a fixed account's guaranteed period under the contract and the index rate in effect at the time of the purchase payment's withdrawal, surren-der or transfer. It also reflects the time remaining in the fixed account's guaranteed period. If the index rate at the time of the surrender or transfer is lower than the index rate at the time the purchase payment was allocated, then the application of the MVA will generally result in a higher payment at the time of the withdrawal, surrender or transfer. Similarly, if the index rate at the time of withdrawal, surrender or transfer is higher than the index rate at the time of the allocation of the purchase payment, then the applica-tion of the MVA will generally result in a lower payment at the time of the withdrawal, surrender or transfer. The index rate is published by the Federal Reserve Board.

The MVA is calculated by multiplying the transaction amount by:

                                    (1+A)n
                      -1             ----
                                    (1+B)n

where:
A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the time of surrender or trans-fer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates "A" and "B" are within .25% of each other when the index rate is determined, no such percentage adjusted to "B" will be made, unless required by state law. This adjustment builds into the formula a factor repre-senting direct and indirect costs to Lincoln Life associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is antic-ipated that a substantial portion of applicable general account portfolio as-sets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surren-ders), the market price may be lower. Accordingly, even if interest rates de-cline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no MVA.

N = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 X (73 divided by 365) = 1.2 years)

Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the MVA.

Additional adjustments may be included in this calculation that can positively or negatively affect the MVA. The adjustments represent the direct and indi-rect costs Lincoln Life can incur due to the liquidation of general account assets in order to satisfy surrender requests.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes un-certain. The Federal income tax rules may vary with your particular circum-stances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of nonqualified annuities
This part of the discussion describes some of the Federal income tax rules ap-plicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your con-tract value until you receive a contract distribution. However, for this gen-eral rule to apply, certain requirements must be satisfied:

 . An individual must own the contract (or the tax law must treat the contract as owned by an individual).

 . The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

 . Your right to choose particular investments for a contract must be limited.

 . The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by the individual
If a contract is owned by an entity (rather than an individual), the tax code generally does not treat it as an annuity contract for Federal income tax pur-poses. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earn-ings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its em-ployees.

Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal Income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are ade-quately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the un-derlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus sub-ject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that the annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Fed-eral income tax purposes. In that event, you would be currently taxable on the excess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordi-nary income than on capital gains. You will pay tax on a surrender to the ex-tent the amount you receive exceeds your purchase payments. In certain circum-stances, your purchase payments are reduced by amounts received from your con-tract that were not included in income.

Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary in-come tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount of the purchase payments in the contract has been received, the amount not received generally will be deductible.

Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

 . Death prior to the annuity commencement date

  . If the beneficiary receives death benefits under an annuity payout op-tion, they are taxed in the same manner as annuity payouts.

  . If the beneficiary does not receive death benefits under an annuity pay-out option, they are taxed in the same manner as a withdrawal.

 . Death after the annuity commencement date

  . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are included in income.

  . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase not previously received.

Penalty taxes payable on withdrawals, surrenders or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your con-tract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include with-drawals, surrenders or annuity payouts that:

 . You receive on or after you reach age 59 1/2,

 . You receive because you became disabled (as defined in the tax law),

 . A beneficiary receives on or after your death, or

 . You receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified an-nuity contracts you own in order to determine the amount of an annuity payout, a surrender or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insur-ance company (or its affiliates) during any calendar year the tax code treats all such contracts as one contract. Treating two or more contracts as one con-tract could affect the amount of a surrender, a withdrawal or an annuity pay-out that you must include in income and the amount that might be subject to the penalty tax described above.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount received as a loan under a contract, and any assignment or pledge (or agreement to as-sign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.

Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value to the extent that it exceeds your purchase payments not previously received, the new owner's purchase payments in the contract would then be increased to reflect the amount included in your income.

Charges for a contract's death benefit
Your contract may have an Estate Enhancement Benefit Rider, for which you pay an annual charge, computed daily. It is possible that the tax law may treat all or a portion of the Estate Enhancement Benefit Rider charge as a contract with-drawal.

Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an indi-vidual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the contract value. Entities that are considering purchasing a contract, or enti-ties that will benefit from someone else's ownership of a contract, should con-sult a tax adviser.

Qualified retirement plans

We have also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "quali-fied contracts". We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than gen-eral information about use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of quali-fied plans:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

We may issue contracts in connection with the following types of qualified plans:

 . Simplified Employee Pensions ("SEPs")

 . Savings Incentive Matched Plan for Employees ("Simple 401(k) plans")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit sharing plans ("401(a)") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt or-ganizations ("457 plans")

We may issue a contract for use with other types of qualified plans in the fu-ture.

We will amend contracts to be used with a qualified plan as generally necessary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified con-tracts vary with the type of plan and contract. For example,

 . Federal tax rules limit the amount of purchase payments that can be made and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan par-ticipant's specific circumstances, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the an-nuitant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum dis-tribution rules" do not apply to a Roth IRA.

 . Loans are allowed under certain types of qualified plans, but Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan dura-tion, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments
Federal income tax rules generally include distributions from a qualified con-tract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

The IRS has issued new proposed regulations effective January 1, 2002 concern-ing required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. Please contact your tax adviser regarding the tax ramifications.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a min-imum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not im-pose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender or annuity payout:

 . received on or after the annuitant reaches age 59 1/2,

 . received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally ap-ply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified adviser should al-ways be consulted before you move or attempt to move funds between any quali-fied plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the re-cipient with a notice explaining these requirements and how the 20% withhold-ing can be avoided by electing a direct rollover.

Death benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in Life Insurance contracts. We do not believe that these regulations prohibit the Estate Enhancement Bene-fit Rider from being provided under the contracts when we issue the contract as Traditional IRAs or Roth IRAs. However, the law is unclear and it is possi-ble that the presence of these under a contract issued as a Traditional IRA or Roth IRA could result in increased taxes to you.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender or annuity payout is requested, we will give the recipient an explanation of the withholding requirements.

Tax status of Lincoln Life
Under existing Federal income tax laws, Lincoln Life does not pay tax on in-vestment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal in-come taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpre-tations existing on the date of this Prospectus. However, Congress, the IRS and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the fund. The voting will be done according to the in-structions of contractowners who have interests in the subaccounts which invest in classes of funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by ap-plying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting inter-est in a subaccount will receive proxy voting material, reports and other ma-terials relating to the trust. Since the fund engages in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Sale of fund shares by the fund.

Distribution of the contracts

Lincoln Life is the distributor and principal underwriter of the contracts. Under an agreement with Lincoln Life, Lincoln Financial Distributors, Inc. ("LFD") will act as wholesaler and will assist Lincoln Life in forming the selling group. LFD will also perform certain enumerated marketing and ancil-lary functions in support of the selling group. The contracts will be sold by our properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with Lincoln Life and have been licensed by state insurance departments to represent us. Included among these broker-dealers is Lincoln Financial Advisors (LFA). LFA is affiliated with us and in addition to selling our contracts, may also act as a principal underwriter for certain other contracts issued by us. Lincoln Life will offer the contracts in all states it is licensed to do business.

Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 7866, 1300 South Clinton Street, Fort Wayne, Indiana 46801. A con-tract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the con-tract value as of the date of receipt of the cancellation, plus any premium taxes which had been deducted. No surrender charge will be assessed. A pur-chaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the pur-chase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are re-sponsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Mar-ket Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing infor-mation required by that Act or any other applicable law or regulation.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further informa-tion about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are sum-maries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our ad-vertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

Legal proceedings
Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its busi-ness. Most of these proceedings are routine and in the ordinary course of busi-ness. In some instances they include claims for unspecified or substantial pu-nitive damages and similar types of relief in addition to amounts for equitable relief.

Lincoln Life has also reached an agreement in principle to resolve its poten-tial liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The agreement, which is subject to court approval, is expected to become final later in 2001.

After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the fi-nancial position of Lincoln Life.


Statement of Additional
Information
Table of contents for Lincoln Life Variable Annuity
Account N
(Lincoln ChoicePlus)

                                                 Item
-----------------------------------------------------
General information and history of Lincoln Life  B-1
-----------------------------------------------------
Special terms                                    B-2
-----------------------------------------------------
Services                                         B-2
-----------------------------------------------------
Principal underwriter                            B-2
-----------------------------------------------------

                                      Item
------------------------------------------
Purchase of securities being offered   B-2
------------------------------------------
Calculation of investment results      B-2
------------------------------------------
Annuity payouts                        B-9
------------------------------------------
Advertising and sales literature      B-11
------------------------------------------
Additional Services                   B-13
------------------------------------------
Other Information                     B-15
------------------------------------------
Financial statements                  B-15

For a free copy of the SAI please see page one of this booklet.

 ................................................................................
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N (ChoicePlus).

                                 (Please Print)

Name: __________________________________________________________________________

Address: _______________________________________________________________________

City  State  Zip

Mail to Lincoln National Life Insurance Company, P.O. Box 7866, Fort Wayne, In-diana 46801

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